                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

     M.S.D. & T. Funds, Inc.
     Two Hopkins Plaza
     Baltimore, MD  21201

2.   Name of each series or class of funds for which this notice is filed:

     Prime Money Market Fund - Class A shares of common stock
     Government Money Market Fund - Class B shares of common stock
     Tax-Exempt Money Market Fund - Class C shares of common stock
     Tax-Exempt Money Market Fund (Trust) - Class D shares of common stock
     Value Equity Fund - Class E and Class E - Special Series 1 shares of common stock
     Intermediate Fixed Income Fund - Class F and Class F - Special Series 1 shares of common stock
     Maryland Tax-Exempt Bond Fund - Class G shares of common stock International Equity Fund - Class H shares of common stock

3.   Investment Company Act File Number:

     811-5782

     Securities Act File Number:

     33-27491

4.   Last day of fiscal year for which this notice is filed:

     May 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     [_]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:


                                                  Aggregate
                    Shares                      Dollar Amount
                 ------------                   -------------
                  81,063,691                      $73,641,687

9.   Number and aggregate sale price of securities sold during the fiscal year:

                                                         Aggregate
                                           Shares      Dollar Amount
                                        -------------  --------------
Prime Money Market Fund                 1,174,068,226  $1,174,068,226
Government Money Market Fund            1,219,474,458   1,219,474,458
Tax-Exempt Money Market Fund              290,334,386     290,334,386
Tax-Exempt Money Market Fund (Trust)      174,863,800     174,863,800
Value Equity Fund                           1,761,912      26,776,074
Intermediate Fixed Income Fund                888,960       9,051,439
Maryland Tax-Exempt Bond Fund                  91,722         946,151
International Equity Fund                     840,256      11,703,559
                                        -------------  --------------

                             TOTAL      2,862,323,720  $2,907,218,093

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:


                                                  Aggregate
                    Shares                      Dollar Amount
                ---------------                 --------------
                 2,781,260,029                  $2,833,576,406

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                          Aggregate
                                              Shares    Dollar Amount
                                             ---------  -------------
     Prime Money Market Fund                   868,858     $  868,858
     Government Money Market Fund              443,441        443,441
     Tax-Exempt Money Market Fund                2,247          2,247
     Tax-Exempt Money Market Fund (Trust)            0              0
     Value Equity Fund                         230,155      3,617,325
     Intermediate Fixed Income Fund            125,126      1,289,033
     Maryland Tax-Exempt Bond Fund              12,161        125,579
     International Equity Fund                  40,514        500,517
                                             ---------     ----------
                  TOTAL                      1,722,502     $6,847,000

12.  Calculation of registration fee:


     (i)       Aggregate sale price of securities sold during the fiscal
               year in reliance on Rule 24f-2 (from Item 10):                       $   2,833,576,406
                                                                                    -----------------
     (ii)      Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11, if applicable):           +       6,847,000

     (iii)     Aggregate price of shares redeemed or repurchased during
               the fiscal year (if applicable): **                                  -   2,755,166,225
                                                                                    -----------------
     (iv)      Aggregate price of shares redeemed or repurchased and
               previously applied as a reduction to filing fees pursuant
               to Rule 24e-2 (if applicable):                                       +               0
                                                                                    -----------------
     (v)       Net aggregate price of securities sold and issued during
               the fiscal year in reliance on Rule 24f-2 [line
               (i), plus line (ii), less line (iii), plus line (iv)]
               (if applicable):                                                     $      85,257,181
                                                                                    -----------------
     (vi)      Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
               Instruction C.6):                                                    x 1/3300

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                        $25,836
                                                                                    =================


Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                               [x]

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*        /s/ W. Bruce McConnel, III
                                    ----------------------------
                                    W. Bruce McConnel, III, Secretary


     Date  July 25, 1997


     *Please print the name and title of the signing officer below the signature.

                ----------------------------------------------


**                                      Number of Shares  Price of Shares
                                          Redeemed or       Redeemed or
                                          Repurchased       Repurchased
                                        ----------------  ---------------
Prime Money Market Fund                    1,132,965,297   $1,132,965,297
Government Money Market Fund               1,143,857,569    1,143,857,569
Tax-Exempt Money Market Fund                 260,981,502      260,981,502
Tax-Exempt Money Market Fund (Trust)         171,859,030      171,859,030
Value Equity Fund                              1,467,446       21,906,308
Intermediate Fixed Income Fund                 1,122,819       11,451,174
Maryland Tax-Exempt Bond Fund                    303,265        3,115,604
International Equity Fund                        626,614        9,029,741
                                           -------------   --------------
               TOTAL                       2,713,183,542   $2,755,166,225